Net Income and Other Comprehensive Income (Loss) - Impairment Loss (Reversal of Impairment Loss) on Financial Instruments and Non-financial Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Abstract]
Trade notes and accounts receivable	$ 578		$ 943	$ 480
Other receivables	65		(2)	39
Available-for-sale financial assets	0	$ 0	577	107
Inventories	52	2	192	198
Impairment losses	0	0	596	138
Impairment loss on investments accounted for using equity method	0	0	0	8
Investment properties	(11)	0	(148)	(142)
Impairment loss on intangible assets	$ 9	$ 0	$ 0	$ 0